Schedule of Investments (unaudited) September 30, 2022	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 5.7%
Johnson Controls International PLC(a)	263,509	$12,969,913
Kingspan Group PLC	88,615	3,992,510
Trane Technologies PLC(a)	61,450	8,898,574

		25,860,997

Chemicals — 3.0%
Air Liquide SA	37,218	4,253,983
LG Chem Ltd.	12,150	4,486,209
Linde PLC(b)	17,328	4,691,253

		13,431,445

Commercial Services & Supplies(a) — 6.8%
Waste Connections, Inc.	93,600	12,648,168
Waste Management, Inc.(c)	112,850	18,079,698

		30,727,866

Construction & Engineering — 3.2%
Quanta Services, Inc.(a)	60,610	7,721,108
Vinci SA	84,600	6,840,817

		14,561,925

Electric Utilities — 28.3%
American Electric Power Co., Inc.(a)	157,000	13,572,650
Duke Energy Corp.(a)	121,868	11,336,161
Edison International(a)	120,150	6,798,087
EDP - Energias de Portugal SA	1,476,450	6,407,812
Enel SpA	3,975,525	16,304,516
Exelon Corp.(a)	155,458	5,823,457
FirstEnergy Corp.(a)	85,950	3,180,150
Iberdrola SA	970,402	9,048,206
Neoenergia SA	1,083,900	3,074,267
NextEra Energy, Inc.(a)(c)	535,030	41,951,702
Orsted A/S(d)	10,608	849,451
Xcel Energy, Inc.(a)	138,740	8,879,360

		127,225,819

Electrical Equipment — 6.4%
Eaton Corp. PLC(a)	35,940	4,792,959
ITM Power PLC(b)	598,850	689,968
Prysmian SpA	178,750	5,120,091
Schneider Electric SE	38,832	4,386,104
Sunrun, Inc.(a)(b)	82,300	2,270,657
Vertiv Holdings Co.	209,500	2,036,340
Vestas Wind Systems A/S	363,921	6,700,826
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,274,400	2,622,848

		28,619,793

Electronic Equipment, Instruments & Components — 1.0%
Samsung SDI Co. Ltd.	11,800	4,438,493

Independent Power and Renewable Electricity Producers — 11.4%
AES Corp.(a)	417,540	9,436,404
China Longyuan Power Group Corp. Ltd., Class H	3,129,000	3,909,987
EDP Renovaveis SA	436,256	8,973,859
Orron Energy AB	3,404,700	6,075,074
ReNew Energy Global PLC, Class A(b)	434,750	2,617,195
RWE AG	495,530	18,213,695
Sunnova Energy International, Inc.(a)(b)	102,950	2,273,136

		51,499,350

Security	Shares	Value

Machinery — 4.3%
Atlas Copco AB, B Shares	1,094,800	$9,074,804
Ingersoll Rand, Inc.(a)	239,100	10,343,466

		19,418,270

Multi-Utilities — 12.6%
CMS Energy Corp.(a)	151,160	8,803,558
Dominion Energy, Inc.(a)(c)	174,698	12,073,379
National Grid PLC	928,474	9,557,806
Public Service Enterprise Group, Inc.(a)	199,392	11,211,812
Sempra Energy(a)	99,000	14,844,060

		56,490,615

Oil, Gas & Consumable Fuels — 10.0%
Cheniere Energy, Inc.(a)	51,950	8,619,025
Enterprise Products Partners LP(a)	266,963	6,348,380
Kinder Morgan, Inc.	904,300	15,047,552
Williams Cos., Inc.(a)	518,805	14,853,387

		44,868,344

Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.(a)	24,374	3,396,273
ASML Holding NV	10,650	4,412,070
Canadian Solar, Inc.(b)	82,140	3,059,715
First Solar, Inc.(a)(b)	38,634	5,110,119
Infineon Technologies AG	209,100	4,575,949

		20,554,126

Total Long-Term Investments — 97.3% (Cost: $355,359,203)		437,697,043

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(e)(f)	9,293,807	9,293,807

Total Short-Term Securities — 2.1% (Cost: $9,293,807)		9,293,807

Total Investments Before Options Written — 99.4% (Cost: $364,653,010)		446,990,850

Options Written — (0.3)%
(Premiums Received: $(5,059,408))		(1,264,106)

Total Investments, Net of Options Written — 99.1% (Cost: $359,593,602)		445,726,744

Other Assets Less Liabilities — 0.9%		4,011,440

Net Assets — 100.0%		$449,738,184

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,380,748	$1,913,059	(a)	$—		$—	$—	$9,293,807	9,293,807	$78,859		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—		(80	)(a)	80	—	—	—	5,737	(c)	—

						$80	$—	$9,293,807		$84,596		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Analog Devices, Inc.	25	10/07/22	USD	160.00	USD	348	$(125)
Enterprise Products Partners LP	253	10/07/22	USD	27.00	USD	602	(1,518)
NextEra Energy, Inc.	708	10/07/22	USD	88.50	USD	5,551	(249)
Waste Management, Inc.	88	10/14/22	USD	175.00	USD	1,410	(4,840)
Williams Cos., Inc.	590	10/14/22	USD	34.00	USD	1,689	(5,900)
AES Corp.	731	10/21/22	USD	25.46	USD	1,652	(8,378)
American Electric Power Co., Inc.	40	10/21/22	USD	106.13	USD	346	(101)
Analog Devices, Inc.	24	10/21/22	USD	160.00	USD	334	(540)
Cheniere Energy, Inc.	156	10/21/22	USD	175.00	USD	2,588	(63,180)
CMS Energy Corp.	264	10/21/22	USD	72.20	USD	1,538	(92)
Dominion Energy, Inc.	260	10/21/22	USD	87.50	USD	1,797	(1,300)
Duke Energy Corp.	426	10/21/22	USD	110.00	USD	3,963	(3,195)
Eaton Corp. PLC	62	10/21/22	USD	150.00	USD	827	(1,240)
Edison International	420	10/21/22	USD	71.00	USD	2,376	(804)
Enterprise Products Partners LP	214	10/21/22	USD	27.00	USD	509	(642)
Exelon Corp.	279	10/21/22	USD	48.00	USD	1,045	(2,093)
First Solar, Inc.	80	10/21/22	USD	115.00	USD	1,058	(153,600)
FirstEnergy Corp.	300	10/21/22	USD	42.00	USD	1,110	(3,000)
Johnson Controls International PLC	518	10/21/22	USD	60.00	USD	2,550	(10,360)
NextEra Energy, Inc.	708	10/21/22	USD	92.50	USD	5,551	(7,080)
NextEra Energy, Inc.	456	10/21/22	USD	90.00	USD	3,575	(5,700)
Public Service Enterprise Group, Inc.	262	10/21/22	USD	65.40	USD	1,473	(305)
Quanta Services, Inc.	96	10/21/22	USD	145.00	USD	1,223	(6,480)
Sempra Energy	173	10/21/22	USD	170.00	USD	2,594	(3,893)
Sunnova Energy International, Inc.	210	10/21/22	USD	30.00	USD	464	(5,250)
Sunrun, Inc.	290	10/21/22	USD	37.50	USD	800	(6,670)
Trane Technologies PLC	117	10/21/22	USD	164.00	USD	1,694	(6,976)
Waste Connections, Inc.	115	10/21/22	USD	150.00	USD	1,554	(3,163)
Xcel Energy, Inc.	174	10/21/22	USD	75.00	USD	1,114	(1,305)
Eaton Corp. PLC	63	10/27/22	USD	150.00	USD	840	(2,174)
Analog Devices, Inc.	26	10/28/22	USD	155.00	USD	362	(2,600)
Enterprise Products Partners LP	253	10/28/22	USD	26.50	USD	602	(2,024)
Williams Cos., Inc.	778	10/28/22	USD	33.00	USD	2,227	(7,780)
Enterprise Products Partners LP	214	11/01/22	USD	27.00	USD	509	(1,789)
Public Service Enterprise Group, Inc.	218	11/01/22	USD	67.90	USD	1,226	(282)
Dominion Energy, Inc.	351	11/02/22	USD	82.75	USD	2,426	(806)
Analog Devices, Inc.	5	11/04/22	USD	150.00	USD	70	(1,290)
Waste Management, Inc.	219	11/04/22	USD	170.00	USD	3,509	(38,872)
Williams Cos., Inc.	447	11/04/22	USD	31.00	USD	1,280	(20,115)
Waste Management, Inc.	87	11/11/22	USD	165.00	USD	1,394	(33,495)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
AES Corp.	730	11/18/22	USD	28.00	USD	1,650	$(9,125)
American Electric Power Co., Inc.	509	11/18/22	USD	105.00	USD	4,400	(6,363)
Cheniere Energy, Inc.	37	11/18/22	USD	166.00	USD	614	(42,487)
CMS Energy Corp.	265	11/18/22	USD	70.00	USD	1,543	(19,875)
Exelon Corp.	265	11/18/22	USD	46.50	USD	993	(3,748)
First Solar, Inc.	55	11/18/22	USD	120.00	USD	727	(104,087)
Ingersoll Rand, Inc.	418	11/18/22	USD	52.00	USD	1,808	(17,925)
Johnson Controls International PLC	202	11/18/22	USD	57.50	USD	994	(6,565)
Johnson Controls International PLC	202	11/18/22	USD	55.00	USD	994	(13,635)
Public Service Enterprise Group, Inc.	217	11/18/22	USD	62.31	USD	1,220	(10,245)
Quanta Services, Inc.	116	11/18/22	USD	150.00	USD	1,478	(19,430)
Sunnova Energy International, Inc.	150	11/18/22	USD	30.00	USD	331	(9,375)
Waste Connections, Inc.	212	11/18/22	USD	150.00	USD	2,865	(16,960)

							$(699,026)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Atlas Copco AB, B Shares	Goldman Sachs International	155,700	10/04/22	SEK	106.18	SEK	14,521	$—
National Grid PLC	UBS AG	195,600	10/06/22	GBP	11.66	GBP	1,821	(4)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	Morgan Stanley & Co. International PLC	396,000	10/06/22	HKD	15.31	HKD	3,608	—
Xcel Energy, Inc.	Citibank N.A.	15,300	10/07/22	USD	76.80	USD	979	—
EDP Renovaveis SA	Goldman Sachs International	42,000	10/12/22	EUR	27.61	EUR	884	—
Enel SpA	Credit Suisse International	682,800	10/12/22	EUR	5.13	EUR	2,884	(1,182)
Iberdrola SA	UBS AG	99,500	10/12/22	EUR	11.06	EUR	953	(10)
Infineon Technologies AG	JPMorgan Chase Bank N.A.	23,100	10/14/22	EUR	27.44	EUR	525	(342)
Air Liquide SA	Goldman Sachs International	13,100	10/18/22	EUR	136.24	EUR	1,540	(248)
Atlas Copco AB, B Shares	Morgan Stanley & Co. International PLC	227,500	10/18/22	SEK	105.14	SEK	21,217	(2,535)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	29,600	10/18/22	EUR	26.99	EUR	623	(3)
ITM Power PLC	Morgan Stanley & Co. International PLC	104,600	10/18/22	GBP	2.15	GBP	109	(1)
Neoenergia SA	Morgan Stanley & Co. International PLC	130,300	10/18/22	USD	17.25	USD	1,994	(268)
Samsung SDI Co. Ltd.	Goldman Sachs International	4,200	10/18/22	USD	616,350.00	USD	2,293,200	(3,732)
Iberdrola SA	Royal Bank of Canada	240,100	10/19/22	EUR	10.92	EUR	2,301	(451)
Schneider Electric SE	UBS AG	8,300	10/19/22	EUR	123.93	EUR	971	(7,932)
EDP-Energias de Portugal SA	Morgan Stanley & Co. International PLC	211,700	10/20/22	EUR	5.35	EUR	940	(4)
EDP Renovaveis SA	Credit Suisse International	81,000	10/26/22	EUR	25.94	EUR	1,704	(619)
Infineon Technologies AG	Royal Bank of Canada	25,000	10/26/22	EUR	25.68	EUR	568	(5,117)
ITM Power PLC	JPMorgan Chase Bank N.A.	105,000	10/26/22	GBP	1.72	GBP	110	(305)
Trane Technologies PLC	UBS AG	14,200	10/26/22	USD	157.84	USD	2,056	(20,916)
ReNew Energy Global PLC, Class A	JPMorgan Chase Bank N.A.	76,000	11/01/22	USD	7.60	USD	458	(4,735)
Sempra Energy	Citibank N.A.	17,300	11/01/22	USD	176.80	USD	2,594	(2,052)
China Longyuan Power Group Corp. Ltd., Class H	UBS AG	545,000	11/02/22	HKD	13.78	HKD	5,368	(83)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	30,900	11/02/22	EUR	59.80	EUR	1,432	(2,098)
Prysmian SpA	Royal Bank of Canada	62,600	11/02/22	EUR	32.99	EUR	1,854	(13,694)
Vinci SA	Morgan Stanley & Co. International PLC	26,800	11/02/22	EUR	98.22	EUR	2,229	(1,869)
Linde PLC	Royal Bank of Canada	2,600	11/04/22	EUR	297.54	EUR	726	(7,301)
RWE AG	Royal Bank of Canada	43,300	11/04/22	EUR	43.12	EUR	1,636	(9,892)
Xcel Energy, Inc.	JPMorgan Chase Bank N.A.	15,800	11/07/22	USD	76.80	USD	1,011	(797)
ASML Holding NV	Royal Bank of Canada	3,700	11/10/22	EUR	486.53	EUR	1,604	(26,527)
EDP-Energias de Portugal SA	Credit Suisse International	200,000	11/10/22	EUR	4.71	EUR	888	(9,947)
RWE AG	Credit Suisse International	94,300	11/10/22	EUR	42.95	EUR	3,564	(32,630)
EDP-Energias de Portugal SA	Credit Suisse International	200,000	11/15/22	EUR	4.71	EUR	888	(11,418)
Enel SpA	UBS AG	708,600	11/15/22	EUR	4.55	EUR	2,993	(60,568)
Infineon Technologies AG	JPMorgan Chase Bank N.A.	25,000	11/15/22	EUR	25.01	EUR	568	(14,566)
Schneider Electric SE	Credit Suisse International	5,300	11/15/22	EUR	119.75	EUR	620	(22,066)

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
China Longyuan Power Group Corp. Ltd., Class H	JPMorgan Chase Bank N.A.	550,000	11/17/22	HKD	10.48	HKD	5,418	$(23,843)
LG Chem Ltd.	JPMorgan Chase Bank N.A.	4,200	11/17/22	USD	571,180.91	USD	2,251,200	(44,491)
Linde PLC	Royal Bank of Canada	3,500	11/17/22	EUR	288.45	EUR	977	(25,358)
RWE AG	Royal Bank of Canada	41,000	11/17/22	EUR	40.53	EUR	1,549	(42,115)
Vinci SA	UBS AG	2,900	11/17/22	EUR	85.78	EUR	241	(6,598)
ReNew Energy Global PLC, Class A	JPMorgan Chase Bank N.A.	76,000	11/21/22	USD	7.60	USD	458	(10,439)
National Grid PLC	Merrill Lynch International	129,400	11/22/22	GBP	9.85	GBP	1,205	(37,659)
Neoenergia SA	Morgan Stanley & Co. International PLC	249,000	11/22/22	USD	15.99	USD	3,810	(21,643)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	UBS AG	400,000	11/22/22	HKD	9.95	HKD	3,644	(19,967)
Ingersoll Rand, Inc.	Barclays Bank PLC	41,800	12/05/22	USD	46.41	USD	1,808	(69,055)

								$(565,080)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$21,868,487	$3,992,510	$—	$25,860,997
Chemicals	—	13,431,445	—	13,431,445
Commercial Services & Supplies	30,727,866	—	—	30,727,866
Construction & Engineering	7,721,108	6,840,817	—	14,561,925
Electric Utilities	94,615,834	32,609,985	—	127,225,819
Electrical Equipment	9,099,956	19,519,837	—	28,619,793
Electronic Equipment, Instruments & Components	—	4,438,493	—	4,438,493
Independent Power and Renewable Electricity Producers	14,326,735	37,172,615	—	51,499,350
Machinery	10,343,466	9,074,804	—	19,418,270
Multi-Utilities	46,932,809	9,557,806	—	56,490,615
Oil, Gas & Consumable Fuels	44,868,344	—	—	44,868,344
Semiconductors & Semiconductor Equipment	11,566,107	8,988,019	—	20,554,126

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$9,293,807	$—	$—	$9,293,807

	$301,364,519	$145,626,331	$—	$446,990,850

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(602,665)	$(661,441)	$—	$(1,264,106)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

LP	Limited Partnership

5